Earnings per share (Details 2) - shares shares in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Earnings per share
Weighted average number of shares outstanding	592	602	609
Concepts that affect dilution	110	83	70
Weighted average number of common shares diluted	702	685	679